Property, Plants and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANTS AND EQUIPMENT, NET

NOTE 9:-	PROPERTY, PLANTS AND EQUIPMENT, NET

a.	Property, plants and equipment, net, are comprised of the following as of the below dates:

	December 31,
	2019	2018
Cost:
Computers, software, furniture, and equipment	$110,955	$86,122
Motor vehicles	5,022	1,631
Buildings	975	1,833
Leasehold improvements	31,435	23,975
	148,387	113,561
Accumulated depreciation:
Computers, software, furniture, and equipment	$86,802	$70,401
Motor vehicles	2,271	765
Buildings	87	217
Leasehold improvements	16,168	12,996
	105,328	84,379

Depreciated cost	$43,059	$29,182

b.	Depreciation expenses totaled $9,598, $10,480, and $12,071 for the years ended December 31, 2017, 2018 and 2019, respectively.